Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
WHITE OAK SELECT GROWTH FUND
Prospectus [Line Items]
Annual Return [Percent]	24.13%	18.34%	26.47%	(25.72%)	28.23%	18.87%	23.73%	(0.56%)	19.76%	11.15%
PIN OAK EQUITY FUND
Prospectus [Line Items]
Annual Return [Percent]	27.45%	19.17%	27.16%	(25.10%)	21.30%	10.56%	27.71%	(6.17%)	15.16%	19.25%
ROCK OAK CORE GROWTH FUND
Prospectus [Line Items]
Annual Return [Percent]	13.02%	15.12%	15.57%	(18.09%)	9.91%	13.87%	19.04%	(2.15%)	22.69%	13.01%
RIVER OAK DISCOVERY FUND
Prospectus [Line Items]
Annual Return [Percent]	9.11%	4.42%	8.18%	(14.53%)	24.41%	28.99%	30.34%	(13.86%)	11.30%	15.11%
RED OAK TECHNOLOGY SELECT FUND
Prospectus [Line Items]
Annual Return [Percent]	23.39%	24.94%	47.76%	(31.15%)	24.94%	26.29%	34.33%	1.59%	31.09%	24.62%
BLACK OAK EMERGING TECHNOLOGY FUND
Prospectus [Line Items]
Annual Return [Percent]	19.11%	9.35%	17.79%	(27.29%)	26.59%	45.17%	38.18%	(5.05%)	19.02%	16.72%
LIVE OAK HEALTH SCIENCES FUND
Prospectus [Line Items]
Annual Return [Percent]	19.63%	0.17%	1.19%	3.72%	17.51%	5.98%	18.98%	(3.95%)	13.41%	(0.37%)